COMMON STOCK (Details 4) - CAD / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	21,918,142	28,260,666	1,064,140
Granted
Exercised	(3,447,137)	(12,549,309)	(5,125,805)
Expired	(4,114,353)	(7,068,500)
Balance at end	15,172,195	21,918,142	28,260,666
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Roll Forward]
Balance, at beginning	CAD 0.74
Granted
Exercised	0.65
Expired	0.65
Balance, at end	CAD 0.79	CAD 0.74